Capital assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Reconciliation of capital assets
Balance at beginning of the period	$ 303,151	$ 72,455
Balance at end of the period	503,898	303,151
Land
Reconciliation of capital assets
Balance at beginning of the period	24,504	10,829
Balance at end of the period	33,153	24,504
Production facility
Reconciliation of capital assets
Balance at beginning of the period	96,942	15,187
Balance at end of the period	224,808	96,942
Equipment
Reconciliation of capital assets
Balance at beginning of the period	12,992	4,080
Balance at end of the period	70,708	12,992
Leasehold improvements
Reconciliation of capital assets
Balance at beginning of the period	1,556	200
Balance at end of the period	1,047	1,556
Construction in progress
Reconciliation of capital assets
Balance at beginning of the period	167,157	42,159
Balance at end of the period	174,182	167,157
Cost
Reconciliation of capital assets
Balance at beginning of the period	308,717	74,760
Business acquisitions	6,867	18,041
Additions	204,974	216,538
Disposals		(622)
Effect of foreign exchange	108
Balance at end of the period	520,666	308,717
Cost | Land
Reconciliation of capital assets
Balance at beginning of the period	24,504	10,829
Business acquisitions	345	854
Additions	8,109	12,716
Transfers	192	105
Effect of foreign exchange	3
Balance at end of the period	33,153	24,504
Cost | Production facility
Reconciliation of capital assets
Balance at beginning of the period	99,442	16,170
Business acquisitions	4,524	6,992
Additions	3,829	47,149
Transfers	124,603	29,338
Disposals		(207)
Effect of foreign exchange	70
Balance at end of the period	232,468	99,442
Cost | Equipment
Reconciliation of capital assets
Balance at beginning of the period	15,949	5,340
Business acquisitions	1,662	2,860
Additions	28,305	4,759
Transfers	33,687	2,990
Effect of foreign exchange	24
Balance at end of the period	79,627	15,949
Cost | Leasehold improvements
Reconciliation of capital assets
Balance at beginning of the period	1,665	262
Business acquisitions	182	1,388
Additions	778	15
Transfers	(1,389)
Balance at end of the period	1,236	1,665
Cost | Construction in progress
Reconciliation of capital assets
Balance at beginning of the period	167,157	42,159
Business acquisitions	154	5,947
Additions	163,953	151,899
Transfers	(157,093)	(32,433)
Disposals		(415)
Effect of foreign exchange	11
Balance at end of the period	174,182	167,157
Accumulated depreciation
Reconciliation of capital assets
Balance at beginning of the period	5,566	2,305
Amortization	11,202	3,261
Balance at end of the period	16,768	5,566
Accumulated depreciation | Production facility
Reconciliation of capital assets
Balance at beginning of the period	2,500	983
Amortization	5,160	1,517
Balance at end of the period	7,660	2,500
Accumulated depreciation | Equipment
Reconciliation of capital assets
Balance at beginning of the period	2,957	1,260
Amortization	5,962	1,697
Balance at end of the period	8,919	2,957
Accumulated depreciation | Leasehold improvements
Reconciliation of capital assets
Balance at beginning of the period	109	62
Amortization	80	47
Balance at end of the period	$ 189	$ 109